Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Mrs. Qi Xiaoyu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total			$ 1,206,121
Mr. Fuyunishiki Ryo [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		208,943	108,002
Mr. Wu Zhihua [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total
Ms. Wu Shunyu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		105,601	99,481
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		$ 314,544	$ 1,413,604